Related Party Transactions - Balances with Parent and Ultimate Parent Companies and Finance Income or Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	£ 13,354	£ 11,606	£ 11,965
Non-current liabilities loans	(13,038)	(11,105)	(12,029)
Trade and other receivables	15	25	9
Current asset investments	3,224	1,740	3,271
Current liabilities loans	(2,298)	(2,791)	(3,756)
Finance income	215	232	389
Finance (expense)	(794)	(842)	(769)
British Telecommunications plc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	10,318	10,191	10,510
Non-current liabilities loans	(14,916)	(16,874)
Current asset investments	168	192	327
Trade and other payables	(50)	(63)	(70)
Current liabilities loans	(18,494)	(19,999)
Finance income	169	191	326
Ultimate Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	2,983	1,371	1,409
Non-current liabilities loans	(1,044)	(1,024)	(1,004)
Trade and other receivables	15	25	9
Current asset investments	34	28	26
Current liabilities loans	(18)	(159)	(20)
Finance income	34	28	26
Finance (expense)	£ (18)	£ (25)	£ (20)